INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Net operating loss carryforwards and tax credits
Tax benefits related to NOLs	$ 2.7
Tax benefits of acquired attributes which were recorded as a reduction of goodwill	1.1
Tax credit carryforwards	12.1
Tax credit carryforwards that can be carried forward indefinitely	5.9
Tax credit carryforwards expiring within ten years	6.2
Federal
Net operating loss carryforwards and tax credits
Loss carryforwards	35.1
Capital Loss Carryforwards	3.1
State
Net operating loss carryforwards and tax credits
Loss carryforwards	115.6
Capital Loss Carryforwards	267.4
Tax credit carryforwards	1.0
State | Research
Net operating loss carryforwards and tax credits
Tax credit carryforwards	4.9
Foreign
Net operating loss carryforwards and tax credits
Loss carryforwards	48.2
Net operating losses carryforwards that can be carried forward indefinitely	42.1
Net operating losses carryforwards expiring within twenty years	6.1
Tax credit carryforwards	$ 6.2